STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)									1 Months Ended					3 Months Ended					9 Months Ended		12 Months Ended
	May 03, 2024	Aug. 31, 2023	Aug. 21, 2023	Jun. 21, 2023	May 30, 2023	Nov. 29, 2022	Oct. 21, 2022	May 10, 2022	Sep. 30, 2024	May 31, 2024	Oct. 31, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 05, 2023	Oct. 13, 2022	Oct. 12, 2022	Sep. 29, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split			one-for-25				one-for-100
Common Stock, Shares Authorized									1,000,000,000					1,000,000,000					1,000,000,000		1,000,000,000	1,000,000,000		1,000,000,000	200,000,000
Common stock par value									$ 0.0001					$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Voting rights																			one		one vote per share
Common stock, shares issued					$ 25,000									$ 742,513	$ 2,877,475	$ 1,736,206					$ 4,463,076
Insurance for common stock for cash								$ 8,100,000											$ 5,356,194		8,145,381
Stock Issued During Period, Shares, Issued for Services												2,378
Stock Issued During Period, Value, Issued for Services												$ 499,338		$ 88,369		224,265	$ 1,157,090	$ 499,338			$ 499,338
Warrants exercised									12,980					12,980					12,980
Exercise price per share		$ 6,562.50																			$ 471.50
Common shares issued for cash, shares													1								25,543
[custom:PlacementAgentFeesAndExpenses.]									$ 2,877,475
Conversion of loan into common stock															313,816						$ 5,759,177
Issue price (in dollars per share)												$ 210.00						$ 210.00
Merchant Advances From Gynger Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of loan into common stock										$ 313,816
Conversion of loan into common stock, shares										2,120
Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted											975								3,442
Convertible preferred stock									3,841					3,841					3,841
Stated value									$ 1					$ 1					$ 1		$ 1
Preferred stock, shares issued									1,643					1,643					1,643		4,786
Preferred stock, shares outstanding									1,643					1,643					1,643		4,786	0
Preferred stock, par value (in dollars per share)									$ 0.0001					$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Redemption percentage				112.00%
Series Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized (in shares)																					6,300	6,300				6,800
Stated value																					$ 1	$ 1				$ 1,000
Conversion price (in dollars per share)																										$ 9.30
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized (in shares)									6,300					6,300					6,300		6,300	6,300
Stated value									$ 1					$ 1					$ 1		$ 1
Preferred stock, shares issued									6,300					6,300					6,300		6,300	6,300
Preferred stock, shares outstanding									6,300					6,300					6,300		6,300	6,300
Preferred stock, par value (in dollars per share)									$ 0.0001					$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued														$ 3	$ 1	$ 1
Stock Issued During Period, Shares, Issued for Services														1,211		1,372	2,103	95	2,582
Stock Issued During Period, Value, Issued for Services																			$ 312,634
Conversion of stock, shares converted											1,088
Convertible preferred stock									3,841					3,841					3,841		1,001
Common shares issued for cash, shares														28,094	7,575	8,898
Conversion of loan into common stock
Conversion of loan into common stock, shares															2,120
Number of shares resulting from conversion		640
A T M Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																			$ 24,012
Insurance for common stock for cash																			$ 2,478,719
Securities Purchasement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised	20,555
Exercise price per share	$ 156.50								$ 156.50	$ 156.50				$ 156.50					$ 156.50
Warrant, Exercise Price, Increase	$ 3,216,857.50									$ 3,216,857
Common shares issued for cash, shares									7,575
Securities Purchasement [Member] | Series A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised																							10,278
Securities Purchasement [Member] | Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised																							10,278
Securities Purchasement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised									20,555	20,555				20,555					20,555
Securities Purchase Agreement [Member] | Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price (in dollars per share)				$ 0.717
Number of shares resulting from conversion				5,761
Preferred stock, par value (in dollars per share)				$ 0.0001
Issue price (in dollars per share)				$ 1,000
Convertible preferred stock value				$ 1,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Insurance for common stock for cash						$ 9,000,000.0